Share Capital - Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended
	Jun. 30, 2014	May 31, 2014	Apr. 29, 2022	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2022
May 2014 public offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net proceeds from public offering and private placement		$ 55,504
Underwriting discount		1,744
Offering expenses		$ 252
June 2014 public offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net proceeds from public offering and private placement	$ 77,420
Underwriting discount	2,369
Offering expenses	$ 211
Series C preferred stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redemption price (in USD per share)						$ 25.00
Stock repurchased and retired (in shares)			1,492,554
Preferred stock, redemption amount, excluding redemption date value						$ 37,314
Preferred stock, redemption amount, redemption date value			$ 738
Preferred stock, shares outstanding (in shares)				804,950	804,950
Future redeemable securities				$ 20,405
Series C preferred stock | May 2014 public offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued (in shares)		2,300,000
Share price (in USD per share)		$ 25.00
Preferred stock, dividend rate		8.00%
Dividends in arrears (in USD per share)		$ 2.00
Redemption price (in USD per share)		$ 25.00
Series D preferred stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares outstanding (in shares)				3,195,050	3,195,050
Future redeemable securities				$ 80,995
Series D preferred stock | June 2014 public offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued (in shares)	3,200,000
Share price (in USD per share)	$ 25.00
Preferred stock, dividend rate	8.00%
Dividends in arrears (in USD per share)	$ 2.00
Redemption price (in USD per share)	$ 25.00
Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redemption price (in USD per share)				$ 25.00